Other Financial Data (Other Liabilities) (Details) (USD $) In Millions	Sep. 30, 2011	Sep. 30, 2010
Other Financial Data [Abstract]
Deferred income taxes	$ 764	$ 762
Pension plans	736	612
Postretirement plans, excluding current portion	361	380
Other	660	702
Total	$ 2,521	$ 2,456